Time charter revenues and related contract balances	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer [Text Block]
5. Time charter revenues and related contract balances

The Partnership presents its revenue by segment, disaggregated by revenue recognized in accordance with accounting standards on leasing and on revenue from contracts with customers for time charter services. In addition, material elements where the nature, amount, timing and uncertainty of revenue and cash flows differ from the monthly invoicing under time charter contracts are separately presented. Revenue recognized for the Majority held FSRUs includes the amortization of above market contract intangibles. Revenue recognized for Joint venture FSRUs include the amortization of deferred revenues related to the charterer's reimbursements for certain vessel modifications and drydocking costs. As a result, the timing of cash flows differs from monthly time charter invoicing.

The following table summarizes the disaggregated revenue of the Partnership by segment for the twelve months ended December 31, 2018:

	Year ended December 31, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	reporting
Lease revenues, excluding amortization	$89,215	25,690	—	114,905	(25,690)	$89,215
Time charter service revenues, excluding amortization	59,368	15,078	—	74,446	(15,078)	59,368
Amortization of above market contract intangibles	(3,631)	—	—	(3,631)	—	(3,631)
Amortization of deferred revenue for modifications & drydock	—	2,401	—	2,401	(2,401)	—
Other revenue (2)	1,609	—	—	1,609	—	1,609
Total revenues (3)	$146,561	43,169	—	189,730	(43,169)	$146,561

(1)
Eliminations reverse the proportional amounts of revenue for Joint venture FSRUs to reflect the consolidated revenues included in the consolidated income statement. The Partnership's share of the Joint venture FSRUs revenues is included in Equity in earnings (loss) of joint ventures on the consolidated income statement.

(2)
Other revenue consists of insurance proceeds received for claims related to repairs under the Mooring warranty and the probable insurance recovery for repair expenses incurred for the
Höegh Gallant
. The Partnership was indemnified by Höegh LNG for the cost of the repairs related to the Mooring, subject to repayment to the extent recovered from insurance proceeds. The amount was refunded to Höegh LNG during 2018. Refer to notes 4 and 22.

(3)
Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.

The Partnership’s risk and exposure related to uncertainty of revenues or cash flows related to its long-term time charter contracts primarily relate to the credit risk associated with the individual charterers. Payments are due under time charter contracts regardless of the demand for the charterers’ gas output or the utilization of the FSRU.

For the year ended December 31, 2017, the Partnership did not present disaggregated time charter revenues. Refer to note 4 for the combined time charter revenues by segment for the year ended December 31, 2017.

The consolidated trade receivables, contract assets, contract liabilities and refund liabilities included in the table below, exclude the balances for the Joint venture FSRUs. The Partnership’s share of net assets in the Joint venture FSRUs are recorded in the consolidated balance sheet using the equity method on the line accumulated losses in joint ventures.

The following table summarizes the allocation of consolidated receivables between lease and service components:

	As of
	December 31,	January 1,
(in thousands of U.S. dollars)	2018	2018
Trade receivable for lease	$2,898	$5,572
Trade receivable for time charter services	2,658	6,277
Total trade receivable and amounts due from affiliates	$5,556	$11,849

There were no impairment losses for lease or service receivables or contract assets for the year ended December 31, 2018. There were no impairment losses for trade receivables for the year ended December 31, 2017.

The following table summarizes the consolidated contract assets, contract liabilities and refund liabilities to customers:

	Lease related		Services related
	Contract	Contract	Contract	Refund liability
(in thousands of U.S. dollars)	asset	liability	asset	to charters
Balance January 1, 2018	$8,326	(8,326)	303	$(6,187)
Additions	—	—	—	(1,747)
Reduction for receivables recorded	(809)	—	(303)	—
Reduction for revenue recognized	—	809	—	—
Reduction for revenue recognized from previous years	—	—	—	2,772
Repayments of refund liabilities to charterer	—	—	—	3,328
Balance December 31, 2018	7,517	(7,517)	—	(1,834)
Netting of contract asset and contract liability	(7,517)	7,517	—	—
Balance reflected in balance sheet December 31, 2018	$—	—	—	$(1,834)

Contract assets are reported in the consolidated balance sheet as a component of prepaid expenses and other receivables. Current and non-current contract liabilities are reported in the consolidated balance sheet as components of accrued liabilities and other payables and other long-term liabilities, respectively. Refund liabilities are reporting in the consolidated balance sheet as a component of accrued liabilities and other payables.

Under one of the time charter contracts, the contract provided for additional payments, including a finance component, over the initial term depending upon the actual commencement date of the contract within a defined window of potential commencement dates. The net present value of the additional payments was recorded as a lease related contract asset and a contract liability. The finance component of $279 for the year ended December 31, 2018 is included as a component of interest income in the consolidated statement of income. The contract asset and contract liability are netted per customer.

The service related contract asset reflected in the balance sheet relates to accrued revenue for reimbursable costs for other charterers.

Refund liabilities to charterers include invoiced revenue to be refunded to charterers for estimated reimbursable costs that exceeded the actual cost incurred and for non-compliance with performance warranties in the time charter contracts that result in reduction of hire, liquidated damages or other performance related payments. During the year ended December 31, 2018, the major changes related to recognition of previously constrained revenue related to prior periods' performance obligations of $2,772 and repayment of $3,328 for the conclusion of an audit by a charterer at the end of 2017 and in the third quarter of 2018 for the amount the charterer would reimburse for certain 2014, 2015 and 2016 costs.